Property, Plant and Equipment - Summary of Property, Plant and Equipment (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [Line Items]
At beginning of the year	¥ 1,709,388
Impairment charge	(13,419)	¥ (29,925)	¥ (17,947)
At end of the year	1,783,224	1,709,388
Cost [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
At beginning of the year	3,741,441	3,568,429
Additions	298,678	255,041
Disposals or write offs	(66,931)	(87,423)
Currency translation differences	12,410	5,394
At end of the year	3,985,598	3,741,441	3,568,429
Accumulated amortization, including impairment losses [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
At beginning of the year	(2,032,053)	(1,861,875)
Charge for the year and others	(193,372)	(194,190)
Impairment charge	(13,419)	(29,925)
Disposals or write offs or transfers	41,369	58,354
Currency translation differences	(4,899)	(4,417)
At end of the year	(2,202,374)	(2,032,053)	(1,861,875)
Buildings [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
At beginning of the year	136,271
At end of the year	144,231	136,271
Buildings [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
At beginning of the year	237,038	227,008
Additions	1,330	655
Transfers	21,265	15,880
Disposals or write offs	(7,605)	(6,415)
Currency translation differences	146	(90)
At end of the year	252,174	237,038	227,008
Buildings [member] | Accumulated amortization, including impairment losses [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
At beginning of the year	(100,767)	(94,160)
Charge for the year and others	(11,402)	(10,021)
Impairment charge	(237)	(759)
Disposals or write offs or transfers	4,532	4,095
Currency translation differences	(69)	78
At end of the year	(107,943)	(100,767)	(94,160)
Oil and gas properties [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
At beginning of the year	800,459
At end of the year	831,814	800,459
Oil and gas properties [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
At beginning of the year	2,113,366	2,011,329
Additions	5,990	10,217
Transfers	174,749	146,012
Disposals or write offs	(40,253)	(57,281)
Currency translation differences	7,351	3,089
At end of the year	2,261,203	2,113,366	2,011,329
Oil and gas properties [member] | Accumulated amortization, including impairment losses [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
At beginning of the year	(1,312,907)	(1,199,741)
Charge for the year and others	(128,859)	(131,023)
Impairment charge	(11,562)	(19,856)
Disposals or write offs or transfers	28,241	42,218
Currency translation differences	(4,302)	(4,505)
At end of the year	(1,429,389)	(1,312,907)	(1,199,741)
Equipment and machinery [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
At beginning of the year	532,303
At end of the year	537,846	532,303
Equipment and machinery [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
At beginning of the year	1,102,423	1,068,598
Additions	6,111	3,586
Transfers	52,449	42,324
Disposals or write offs	(7,528)	(12,458)
Currency translation differences	161	373
At end of the year	1,153,616	1,102,423	1,068,598
Equipment and machinery [member] | Accumulated amortization, including impairment losses [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
At beginning of the year	(570,120)	(526,441)
Charge for the year and others	(50,360)	(49,642)
Impairment charge	(1,159)	(3,937)
Disposals or write offs or transfers	5,945	9,952
Currency translation differences	(76)	(52)
At end of the year	(615,770)	(570,120)	(526,441)
Motor vehicles [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
At beginning of the year	7,635
At end of the year	7,201	7,635
Motor vehicles [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
At beginning of the year	27,911	28,990
Additions	1,325	1,113
Disposals or write offs	(2,096)	(2,184)
Currency translation differences	8	(8)
At end of the year	27,148	27,911	28,990
Motor vehicles [member] | Accumulated amortization, including impairment losses [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
At beginning of the year	(20,276)	(20,296)
Charge for the year and others	(1,386)	(1,629)
Impairment charge	(4)	(37)
Disposals or write offs or transfers	1,724	1,676
Currency translation differences	(5)	10
At end of the year	(19,947)	(20,276)	(20,296)
Other [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
At beginning of the year	12,366
At end of the year	13,063	12,366
Other [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
At beginning of the year	34,080	32,631
Additions	752	649
Transfers	1,234	1,539
Disposals or write offs	(549)	(506)
Currency translation differences	638	(233)
At end of the year	36,155	34,080	32,631
Other [member] | Accumulated amortization, including impairment losses [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
At beginning of the year	(21,714)	(18,230)
Charge for the year and others	(1,365)	(1,875)
Impairment charge	(38)	(2,066)
Disposals or write offs or transfers	436	358
Currency translation differences	(411)	99
At end of the year	(23,092)	(21,714)	(18,230)
Construction in progress [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
At beginning of the year	220,354
At end of the year	249,069	220,354
Construction in progress [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
At beginning of the year	226,623	199,873
Additions	283,170	238,821
Transfers	(249,697)	(205,755)
Disposals or write offs	(8,900)	(8,579)
Currency translation differences	4,106	2,263
At end of the year	255,302	226,623	199,873
Construction in progress [member] | Accumulated amortization, including impairment losses [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
At beginning of the year	(6,269)	(3,007)
Impairment charge	(419)	(3,270)
Disposals or write offs or transfers	491	55
Currency translation differences	(36)	(47)
At end of the year	¥ (6,233)	¥ (6,269)	¥ (3,007)